         UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Choice Financial Partners, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael P. Conley
Title: Chief Compliance Officer
Phone: (314) 342-2156
Signature, Place, and Date of Signing:

    Michael P. Conley     St. Louis, Missouri          August 13, 2008

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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SEC13F.LNS                CHOICE FINANCIAL PARTNERS, INC.

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/08
                         RUN DATE: 08/13/08  10:20 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   35

FORM 13F INFORMATION TABLE VALUE TOTAL:   (x$1000) $100,151



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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PORTVUE-SEC13F.LNP                                  CHOICE FINANCIAL PARTNERS, INC.
RUN DATE: 08/13/08  10:20 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN INTL GROUP INC		COM	026874107	2455	92800	SH		SOLE		0	0	92800
AT&T				COM	00206R102	2941	87300	SH		SOLE		0	0	87300
BELDEN CDT INC COM		COM	077454106	2744	81000	SH		SOLE		0	0	81000
CADENCE DESIGN SYSTEMS		COM	127387108	2832	280400	SH		SOLE		0	0	280400
CARLISLE COS INC COM		COM	142339100	2859	98600	SH		SOLE		0	0	98600
CB RICHARD ELLIS GROUP IN	COM	12497T101	2796	145600	SH		SOLE		0	0	145600
CHECK POINT SOFTWARE TECH	FRN	M22465104	3004	126900	SH		SOLE		0	0	126900
CHESAPEAKE ENERGY CORP CO	COM	165167107	3192	48400	SH		SOLE		0	0	48400
CORN PRODS INTL INC COM		COM	219023108	3502	71300	SH		SOLE		0	0	71300
CORNING INC			COM	219350105	2759	119700	SH		SOLE		0	0	119700
CVS CAREMARK			COM	126650100	2924	73900	SH		SOLE		0	0	73900
DELL				COM	24702R101	2759	126100	SH		SOLE		0	0	126100
ERICSSON ADR			FRN	294821608	2673	257000	SH		SOLE		0	0	257000
GENERAL ELEC CO			COM	369604103	2933	109900	SH		SOLE		0	0	109900
HOLOGIC				COM	436440101	2871	131700	SH		SOLE		0	0	131700
HUANENG POWER ADR		FRN	443304100	2367	85600	SH		SOLE		0	0	85600
LEGG MASON INC COM		COM	524901105	2601	59700	SH		SOLE		0	0	59700
MILLIPORE			COM	601073109	2884	42500	SH		SOLE		0	0	42500
MURPHY OIL			COM	626717102	3294	33600	SH		SOLE		0	0	33600
NII HLDGS INC CL B NEW		COM	62913F201	2887	60800	SH		SOLE		0	0	60800
PHILLIPS-VAN HEUSEN		COM	718592108	2648	72300	SH		SOLE		0	0	72300
PRECISION CASTPARTS CORP	COM	740189105	2698	28000	SH		SOLE		0	0	28000
PRUDENTIAL ADR			FRN	74435K204	2686	126600	SH		SOLE		0	0	126600
QUALCOMM INC COM		COM	747525103	2702	60900	SH		SOLE		0	0	60900
RAYMOND JAMES FINL INC CO	COM	754730109	2768	104900	SH		SOLE		0	0	104900
ROYAL PHILIPS ADR		FRN	500472303	2866	84800	SH		SOLE		0	0	84800
SCHERING PLOUGH CORP		COM	806605101	3139	159400	SH		SOLE		0	0	159400
SOTHEBYS			COM	835898107	3040	115300	SH		SOLE		0	0	115300
STARBUCKS CORP COM		COM	855244109	2685	170600	SH		SOLE		0	0	170600
TEMPLE-INLAND			COM	879868107	2611	231700	SH		SOLE		0	0	231700
TIFFANY & CO NEW COM		COM	886547108	2673	65600	SH		SOLE		0	0	65600
TIME WARNER INC			COM	887317105	3040	205400	SH		SOLE		0	0	205400
TRANSOCEAN INC COM NEW		COM	G90073100	3154	20700	SH		SOLE		0	0	20700
WILLIAMS CO			COM	969457100	3197	79300	SH		SOLE		0	0	79300
ZIMMER HLDGS INC COM		COM	98956P102	2967	43600	SH		SOLE		0	0	43600


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